ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

June 7, 2016

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:

ALPS ETF Trust (the “Registrant”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statements of Additional Information with respect to the Registrant, effective June 2, 2016, do not differ from those filed in the Post-Effective Amendment No. 280 on June 2, 2016, which was filed electronically.

Sincerely,

/s/ Abigail Murray

Abigail Murray, Esq.

Secretary

cc:

Stuart Strauss, Esq.

Dechert LLP